Trade receivables	12 Months Ended
Dec. 31, 2017
Trade receivables
Schedule of Trade receivables

12.Trade receivables

The Group's trade receivables consisted of the following (in thousands):

	As of December 31,
	2016	2017
Trade receivables	$38,680	$58,538
Less: Allowance for doubtful accounts	(664)	(1,409)
Trade receivable, net	$38,016	$57,129

The movements in the allowance for doubtful accounts of receivables were as follows (in thousands):

	As of December 31,
	2015	2016	2017
Balance at beginning of year	$134	$503	$664
Charge for the year	378	173	674
Write-off of receivable	—	—	—
Effect of change in exchange rates	(9)	(12)	71
	$503	$664	$1,409

As of December 31, 2016 and 2017, the aging analysis of net trade receivables that were not impaired is as follows (in thousands):

		Neither past due
	Total	nor impaired	Past due but not impaired
			< 30 days	30 - 90 days	> 90 days
At December 31, 2017	57,129	52,096	3,926	972	135
At December 31, 2016	38,016	34,352	2,710	899	55

At December 31, 2016 and 2017 the past due balances totaled 10% and 9%, respectively, of the total net trade receivable (net of allowance for doubtful accounts). The related balances are not considered to be impaired.